SEMIANNUAL REPORT

February 28, 1999

TEMPLETON GLOBAL BOND FUND


[LOGO]  FRANKLIN TEMPLETON(R)



PAGE


[SEAL] CELEBRATING 50 YEARS

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.



PAGE


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------


Dear Shareholder:

This report of Templeton Global Bond Fund covers the six months ended February 28, 1999. During this period, the U.S. economy remained strong, as healthy consumer spending offset reduced exports and business spending. Inflation remained subdued, despite strong economic growth, partly because of productivity gains, low commodity prices, and a relatively strong dollar. In Europe, inflation reached historic lows and many economies there began to show signs of slower economic growth. Many European central banks reduced official interest rates during the fourth quarter of 1998, due largely


CONTENTS

Shareholder Letter ...............................................      1

Performance Summary ..............................................      6

Financial Highlights & Statement of Investments ..................      8

Financial Statements .............................................     14

Notes to Financial Statements ....................................     17


                                [GRAPH] PYRAMID
                                 FUND CATEGORY

                                     GLOBAL
                                     GROWTH
                                GROWTH & INCOME
                                     INCOME
                                TAX-FREE INCOME


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.



PAGE


GEOGRAPHIC DISTRIBUTION OF ISSUERS OF SECURITIES
Based on Total Net Assets
2/28/99

[THIS CHART SHOWS IN BAR FORMAT THE GEOGRAPHIC DISTRIBUTION OF ISSUERS OF SECURITIES OF TEMPLETON GLOBAL BOND FUND, BASED ON NET ASSETS AS OF 2/28/99.]


[BAR GRAPH]

Europe ...............................................               43.4%
United States ........................................               30.7%
Australia & New Zealand ..............................                8.4%
Canada ...............................................                8.2%
Latin America ........................................                6.9%
Asia .................................................                1.0%
Short-Term Investments & Other Net Assets ............                1.4%

to concerns that the region could experience deflation if economic growth continued to stagnate. In Asia, Japanese banks continued to be hamstrung by bad debt. Although the Japanese government struggled to restructure the economy, its efforts failed and the country remained in a recession.

Responding to these conditions, global bond investors reduced their holdings of emerging market debt securities and increased their exposure to higher-quality, developed market government bonds. Within this environment, Templeton Global Bond Fund - Class A produced a 0.33% cumulative total return for the six-month period ended February 28, 1999, as shown in the Performance Summary on page 6.

During the six months under review, we allocated approximately 91% of the Fund's total net assets to intermediate- and long-term bonds from developed countries, with the remaining assets invested in what we believed to be the highest quality, most liquid bonds we could find in emerging markets. We believed this strategy offered the potential for more attractive long-term returns at the cost of modestly higher, short-term


2

PAGE


volatility. However, even though volatility did increase in many emerging markets, our allocation to these assets helped the Fund's performance, as emerging market debt in general returned 17.86% during the period under review, as measured by the J.P. Morgan Emerging Market Bond Index Plus.(1)

The Fund's allocation to North American countries decreased during the period, while its European exposure remained essentially unchanged. Its emerging markets exposure increased slightly. During the period, we undertook hedging activities in an effort to minimize the possible loss of value arising from changes in exchange rates for the Fund's European currency-denominated bonds. Believing the U.S. dollar could depreciate further in early 1999, we decreased our hedging activities, and at the end of the reporting period, the Fund's net U.S. dollar exposure was 42.4%, down from 86.1% at the beginning of the period.

Our long-term outlook for the Fund remains positive. In addition to continued uncertainty about emerging markets, we believe the critical issue for future interest rates will be the balance struck between global growth and inflation. In our


PORTFOLIO BREAKDOWN
Based on Total Net Assets
2/28/99

[THIS CHART LISTS THE PORTFOLIO BREAKDOWN OF TEMPLETON GLOBAL BOND FUND, BASED ON TOTAL NET ASSETS AS OF 2/28/99.]

-----------------------------------------------------------------------
Government Bonds .........................................        91.0%
Corporate Bonds ..........................................         7.3%
Common Stocks ............................................         0.2%
Limited Partnerships .....................................         0.1%
Short-Term Investments & Other Net Assets ................         1.4%


1. Source: Emerging Markets Bond Index Monitor, J.P. Morgan Securities, Inc. Performance includes reinvested interest. An index is an unmanaged group of securities used to measure market performance. One cannot invest directly in an index.


                                                                               3

PAGE


opinion, economic growth for the remainder of 1999 probably will be weaker than in the past several years. The extent of this weakness may largely depend on economic developments in the U.S. The U.S. economy is dependent, to some extent, on economic stability in Latin America, and problems there could depress U.S. exports, which could in turn have a negative effect on European economic performance. If combined with benign inflation, this could be an attractive environment for high quality bonds.

Please remember that this discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.


4

PAGE


It is important to remember that there are special risks involved with global investing related to market, currency, economic, social, political, and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Global Bond Fund and look forward to serving your investment needs in the months and years to come.

Sincerely,

Portfolio Management Team

Templeton Global Bond Fund


                                                                               5

PAGE


--------------------------------------------------------------------------------
CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

CLASS A                         CHANGE                 2/28/99         8/31/98
------------------------------------------------------------------------------
Net Asset Value                 - $0.26                 $9.23           $9.49

                                DISTRIBUTIONS
                                ----------------------------------------------
Dividend Income                 $0.3000

CLASS C                         CHANGE                 2/28/99         8/31/98
------------------------------------------------------------------------------
Net Asset Value                 - $0.26                 $9.24           $9.50

                                DISTRIBUTIONS
                                ----------------------------------------------
Dividend Income                 $0.2771

ADVISOR CLASS                   CHANGE                 2/28/99         8/31/98
------------------------------------------------------------------------------
Net Asset Value                 - $0.26                 $9.23           $9.49

                                DISTRIBUTIONS
                                ----------------------------------------------
Dividend Income                 $0.3141


             Past performance is not predictive of future results.


6

PAGE


PERFORMANCE

                                                                         INCEPTION
CLASS A            6-MONTHS      1-YEAR      5-YEAR         10-YEAR      (9/18/86)
----------------------------------------------------------------------------------
Cumulative
Total Return(1)        0.33%        0.73%       30.56%       102.40%       144.46%

Average Annual
Total Return(2)      - 3.93%      - 3.52%        4.57%         6.84%         7.08%

Value of $10,000
Investment(3)      $  9,607     $  9,648     $ 12,506      $ 19,371      $ 23,416

                                                          INCEPTION
CLASS C            6-MONTHS      1-YEAR       3-YEAR      (5/1/95)
----------------------------------------------------------------------------------
Cumulative
Total Return(1)        0.09%        0.43%       13.63%        27.20%

Average Annual
Total Return(2)      - 1.92%      - 1.53%         3.99%         6.21%

Value of $10,000
Investment(3)      $  9,808     $  9,847     $ 11,247      $ 12,595


                                                                         INCEPTION
ADVISOR CLASS(4)   6-MONTHS      1-YEAR       5-YEAR       10-YEAR       (9/18/86)
----------------------------------------------------------------------------------
Cumulative
Total Return(1)        0.47%        1.09%       31.28%       103.51%       145.81%

Average Annual
Total Return(2)        0.47%        1.09%        5.59%         7.36%         7.49%

Value of $10,000
Investment(3)      $ 10,047     $ 10,109     $ 13,128      $ 20,351      $ 24,581

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were 4.39% and 2.01%, respectively.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.


                                                                               7

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 1999      ----------------------------------------------------------------
                                             (UNAUDITED)           1998          1997          1996          1995         1994+
                                          ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period..............................              $9.49             $9.82         $9.76         $9.32         $9.05         $9.96
                                          ---------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income..............                .28               .60           .63           .69           .73           .72
 Net realized and unrealized gains
   (losses).........................               (.24)             (.32)          .03           .35           .17          (.91)
                                          ---------------------------------------------------------------------------------------
Total from investment operations....                .04               .28           .66          1.04           .90          (.19)
                                          ---------------------------------------------------------------------------------------
Less distributions from:
 Net investment income..............               (.30)             (.55)         (.60)         (.58)         (.54)         (.53)
 Net realized gains.................                 --              (.06)           --            --            --          (.07)
 Tax return of capital..............                 --                --            --          (.02)         (.09)         (.12)
                                          ---------------------------------------------------------------------------------------
Total distributions.................               (.30)             (.61)         (.60)         (.60)         (.63)         (.72)
                                          ---------------------------------------------------------------------------------------
Net asset value, end of period......              $9.23             $9.49         $9.82         $9.76         $9.32         $9.05
                                          =======================================================================================
Total Return*.......................               .33%             2.82%         6.87%        11.44%        10.43%       (2.01)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...           $170,573          $189,898      $198,131      $185,596      $191,301      $205,482
Ratios to average net assets:
 Expenses...........................              1.20%**           1.17%         1.15%         1.13%         1.18%         1.18%
 Net investment income..............              5.90%**           6.12%         6.41%         7.09%         7.99%         7.50%
Portfolio turnover rate.............             63.69%            75.95%       166.69%       109.40%       101.12%       139.23%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on weighted average shares outstanding.
 8

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                     CLASS C
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28, 1999      ----------------------------------------------
                                                         (UNAUDITED)          1998         1997         1996         1995+
                                                      ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period............             $9.50             $9.83        $9.77        $9.31        $9.05
                                                      ---------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................               .26               .56          .57          .61          .21
 Net realized and unrealized gains (losses).....              (.24)             (.32)         .05          .41          .24
                                                      ---------------------------------------------------------------------
Total from investment operations................               .02               .24          .62         1.02          .45
                                                      ---------------------------------------------------------------------
Less distributions from:
 Net investment income..........................              (.28)             (.51)        (.56)        (.54)        (.15)
 Net realized gains.............................                --              (.06)          --           --           --
 Tax return of capital..........................                --                --           --         (.02)        (.04)
                                                      ---------------------------------------------------------------------
Total distributions.............................              (.28)             (.57)        (.56)        (.56)        (.19)
                                                      ---------------------------------------------------------------------
Net asset value, end of period..................             $9.24             $9.50        $9.83        $9.77        $9.31
                                                      =====================================================================
Total Return*...................................              .09%             2.46%        6.44%       11.20%        5.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...............           $20,738           $20,404      $16,629       $6,563       $2,043
Ratios to average net assets:
 Expenses.......................................             1.60%**           1.56%        1.54%        1.56%        1.57%**
 Net investment income..........................             5.50%**           5.73%        5.96%        6.69%        7.47%**
Portfolio turnover rate.........................            75.59%            75.95%      166.69%      109.40%      101.12%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
                                                                               9

PAGE


TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                  ---------------------------------------------
                                                                  SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                                                  FEBRUARY 28, 1999      ----------------------
                                                                     (UNAUDITED)          1998          1997+
                                                                  ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $9.49             $9.82         $10.16
                                                                  ---------------------------------------------
Income from investment operations:
 Net investment income......................................               .28               .62            .42
 Net realized and unrealized losses.........................              (.23)             (.32)          (.34)
                                                                  ---------------------------------------------
Total from investment operations............................               .05               .30            .08
                                                                  ---------------------------------------------
Less distributions from:
 Net investment income......................................              (.31)             (.57)          (.42)
 Net realized gains.........................................                --              (.06)            --
                                                                  ---------------------------------------------
Total distributions.........................................              (.31)             (.63)          (.42)
                                                                  ---------------------------------------------
Net asset value, end of period..............................             $9.23             $9.49          $9.82
                                                                   ============================================
Total Return*...............................................              .47%             3.08%           .80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $1,324           $11,330        $12,742
Ratios to average net assets:
 Expenses...................................................              .95%**            .91%           .88%**
 Net investment income......................................             6.33%**           6.38%          6.76%**
Portfolio turnover rate.....................................            75.59%            75.95%        166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
 10

PAGE

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
ARGENTINA 2.6%
Perez Companc SA, 144A, 8.125%, 7/15/07.....................  $5,000,000           $  4,225,000
Republic of Argentina:
 8.375%, 12/20/03...........................................     480,000                421,200
 11.00%, 10/09/06...........................................     460,000                417,738
                                                                                   ------------
                                                                                      5,063,938
                                                                                   ------------
AUSTRALIA 4.4%
Government of Australia, 7.50%, 7/15/05.....................  12,358,000    AUD       8,518,935
                                                                                   ------------
CANADA 8.2%
Government of Canada:
 10.50%, 7/01/00............................................  10,600,000    CAD       7,484,745
 10.50%, 3/01/01............................................   6,235,000    CAD       4,525,053
 10.00%, 5/01/02............................................   5,135,000    CAD       3,849,192
                                                                                   ------------
                                                                                     15,858,990
                                                                                   ------------
CHILE 1.9%
Compania Sud Americana de Vapores SA:
 7.375%, 12/08/03...........................................   1,500,000              1,333,034
 144A, 7.375%, 12/08/03.....................................   2,500,000              2,221,723
                                                                                   ------------
                                                                                      3,554,757
                                                                                   ------------
COLOMBIA 1.1%
Republic of Colombia, 7.25%, 2/23/04........................   2,500,000              2,149,743
                                                                                   ------------
CROATIA 1.5%
Republic of Croatia, 7.00%, 2/27/02.........................   3,000,000              2,875,500
                                                                                   ------------
DENMARK 2.3%
Kingdom of Denmark:
 9.00%, 11/15/00............................................   6,605,000    DKK       1,060,116
 8.00%, 3/15/06.............................................  18,589,000    DKK       3,355,215
                                                                                   ------------
                                                                                      4,415,331
                                                                                   ------------
GERMANY 11.1%
Federal Republic of Germany:
 Bundesrep, 7.75%, 2/21/00..................................  10,586,298    EUR      12,146,440
 5.25%, 2/21/01.............................................     127,823    EUR         145,973
 8.00%, 7/22/02.............................................   4,399,667    EUR       5,535,384
Hypothekenbank In Essen AG, 5.25%, 1/22/08..................   2,960,380    EUR       3,480,506
                                                                                   ------------
                                                                                     21,308,303
                                                                                   ------------
INDIA .1%
Essar Steel Ltd., FRN, Reg S, 7.635%, 7/15/99...............     315,000                228,375
                                                                                   ------------

                                                                              11

PAGE


TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
INDONESIA .4%
PT Astra International, 9.75%, 4/29/01......................  $2,000,000           $    690,000
                                                                                   ------------
ITALY 7.4%
Buoni Poliennali Del Tesoro, 6.75%, 7/01/07.................   1,243,000    EUR       1,608,484
Government of Italy:
 10.50%, 7/15/00............................................     655,899    EUR         789,858
 10.50%, 11/01/00...........................................   1,823,090    EUR       2,233,858
 10.50%, 4/01/05............................................   6,476,000    EUR       9,623,537
                                                                                   ------------
                                                                                     14,255,737
                                                                                   ------------
MEXICO .7%
Nacional Financiera Sociedad Nacional de Credito, 9.70%,
  3/12/02...................................................     900,000                892,125
United Mexican States, 9.75%, 2/06/01.......................     460,000                470,925
                                                                                   ------------
                                                                                      1,363,050
                                                                                   ------------
NEW ZEALAND 4.0%
Government of New Zealand:
 6.50%, 2/15/00.............................................   7,240,000    NZD       3,854,814
 8.00%, 11/15/06............................................   6,437,000    NZD       3,832,038
                                                                                   ------------
                                                                                      7,686,852
                                                                                   ------------
SOUTH KOREA .5%
Pohang Iron & Steel, 6.625%, 7/01/03........................   1,000,000                918,980
                                                                                   ------------
SPAIN 7.8%
Government of Spain:
 12.25%, 3/25/00............................................   5,725,902    EUR       6,874,917
 10.10%, 2/28/01............................................   3,142,692    EUR       3,909,779
 10.15%, 1/31/06............................................   2,849,000    EUR       4,277,800
                                                                                   ------------
                                                                                     15,062,496
                                                                                   ------------
SWEDEN 4.1%
Kingdom of Sweden, 10.25%, 5/05/03..........................  51,400,000    SEK       7,862,949
                                                                                   ------------
UNITED KINGDOM 9.2%
United Kingdom:
 8.00%, 12/07/00............................................   5,825,000    GBP       9,788,897
 7.00%, 11/06/01............................................   1,175,000    GBP       1,979,290
 8.50%, 7/16/07.............................................   2,976,000    GBP       5,992,810
                                                                                   ------------
                                                                                     17,760,997
                                                                                   ------------

 12

PAGE


TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                               PRINCIPAL
                                                               AMOUNT**               VALUE
-----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
UNITED STATES 30.7%
+*Acadia Partners LP........................................  $  999,667           $    155,628
Fannie Mae, 5.25%, 1/15/09..................................   5,489,000              5,263,594
+*Penobscot Partners LP.....................................         333                  3,800
U. S. Treasury Bonds:
 6.375%, 8/15/27............................................   4,935,000              5,340,598
 5.25%, 11/15/28............................................  35,784,000             33,882,973
U.S. Treasury Note, 7.875%, 11/15/04........................  12,553,000             14,078,980
+Washington Mutual Inc......................................      10,474                418,960
                                                                                   ------------
                                                                                     59,144,533
                                                                                   ------------
VENEZUELA .6%
Venezuela Front Load Interest Reduction Bond, A, 6.125%,
  3/31/07...................................................   2,023,802              1,245,903
                                                                                   ------------
TOTAL LONG TERM INVESTMENTS (COST $207,558,356).............                        189,965,369
                                                                                   ------------
SHORT TERM INVESTMENT (COST $740,000) .4%
Den Danske Bank, 4.813%, 3/01/99, Time Deposit..............     740,000                740,000
                                                                                   ------------
TOTAL INVESTMENTS (COST $208,298,356) 99.0%.................                        190,705,369
NET EQUITY IN FORWARD CONTRACTS.............................                            (15,735)
OTHER ASSETS, LESS LIABILITIES 1.0%.........................                          1,946,328
                                                                                   ------------
TOTAL NET ASSETS 100.0%.....................................                       $192,635,962
                                                                                   ============

CURRENCY ABBREVIATIONS:
AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- European Unit
GBP -- British Pound
NZD -- New Zealand Dollar
SEK -- Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+Securities represent equity investments.
                       See Notes to Financial Statements.
                                                                              13

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $208,298,356)....    $190,705,369
 Cash.......................................................           8,894
 Receivables:
  Fund shares sold..........................................         438,962
  Dividends and interest....................................       4,617,077
                                                                ------------
      Total assets..........................................     195,770,302
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         896,766
  Fund shares redeemed......................................       1,930,021
  To affiliates.............................................         176,163
 Distributions to shareholders..............................             205
 Unrealized loss on forward exchange contracts (Note 6).....          15,735
 Accrued expenses...........................................         115,450
                                                                ------------
      Total liabilities.....................................       3,134,340
                                                                ------------
Net assets, at value........................................    $192,635,962
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    466,077
 Net unrealized depreciation................................     (17,705,013)
 Accumulated net realized gain..............................         365,745
 Beneficial shares..........................................     209,509,153
                                                                ------------
Net assets, at value........................................    $192,635,962
                                                                ============
CLASS A:
 Net asset value per share ($170,573,093 / 18,471,486 shares
   outstanding).............................................           $9.23
                                                                ============
 Maximum offering price per share ($9.23 / 95.75%)..........           $9.64
                                                                ============
CLASS C:
 Net asset value per share ($20,738,403 / 2,243,249 shares
   outstanding)*............................................           $9.24
                                                                ============
 Maximum offering price per share ($9.24 / 99.00%)..........           $9.33
                                                                ============
ADVISOR CLASS:
 Net asset value per share ($1,324,466 / 143,548 shares
   outstanding).............................................           $9.23
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 14

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 Dividends..................................................    $    83,463
 Interest...................................................      7,301,551
                                                                -----------
      Total investment income...............................                      $ 7,385,014
Expenses:
 Management fees (Note 3)...................................        517,467
 Administrative fees (Note 3)...............................        155,240
 Distribution fees (Note 3)
  Class A...................................................        227,587
  Class C...................................................         69,112
 Transfer agent fees (Note 3)...............................        161,200
 Custodian fees.............................................         13,800
 Reports to shareholders....................................         50,000
 Registration and filing fees...............................         38,400
 Professional fees..........................................         38,400
 Trustees' fees and expenses................................         12,200
 Other......................................................            992
                                                                -----------
      Total expenses........................................                        1,284,398
                                                                                  -----------
            Net investment income...........................                        6,100,616
                                                                                  -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................      4,786,029
  Foreign currency transactions.............................     (4,288,909)
                                                                -----------
      Net realized gain.....................................                          497,120
 Net unrealized depreciation on:
  Investments...............................................     (5,184,192)
  Translation of assets and liabilities denominated in
    foreign currencies......................................       (101,804)
                                                                -----------
      Net unrealized depreciation...........................                       (5,285,996)
                                                                                  -----------
Net realized and unrealized loss............................                       (4,788,876)
                                                                                  -----------
Net increase in net assets resulting from operations........                      $ 1,311,740
                                                                                  ===========

                       See Notes to Financial Statements.
                                                                              15

PAGE

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $  6,100,616           $ 14,102,046
  Net realized gain from investments and foreign currency
    transactions............................................           497,120                897,695
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................        (5,285,996)            (8,488,427)
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....         1,311,740              6,511,314
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (5,664,369)           (11,190,365)
   Class C..................................................          (615,111)            (1,004,165)
   Advisor Class............................................          (140,873)              (803,082)
  Net realized gains:
   Class A..................................................              (117)            (1,112,297)
   Class C..................................................                --               (115,925)
   Advisor Class............................................                --                (67,412)
 Capital share transactions (Note 2):
   Class A..................................................       (14,675,844)            (1,581,970)
   Class C..................................................           930,815              4,463,377
   Advisor Class............................................       (10,142,302)              (970,039)
                                                                ---------------------------------------
    Net decrease in net assets..............................       (28,996,061)            (5,870,564)
Net assets:
 Beginning of period........................................       221,632,023            227,502,587
                                                                ---------------------------------------
 End of period..............................................      $192,635,962           $221,632,023
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................      $    466,077           $    785,814
                                                                =======================================

                       See Notes to Financial Statements.
 16

PAGE

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited)

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal conditions, the Fund invests in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liaibilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              17

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

1. SUMMARY OF ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares; Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 28, 1999, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS A SHARES:
Shares sold................................................   3,949,650    $ 38,214,453          5,805,764    $ 56,610,214
Shares issued on reinvestment of distributions.............     427,209       4,119,604            935,877       9,102,189
Shares redeemed............................................  (5,906,557)    (57,009,901)        (6,908,185)    (67,294,373)
                                                             -------------------------------------------------------------
Net decrease...............................................  (1,529,698)   $(14,675,844)          (166,544)   $ (1,581,970)
                                                             =============================================================

 18

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                             ------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES        AMOUNT
                                                             ------------------------------------------------------------
CLASS C SHARES:
Shares sold................................................     376,108    $  3,637,919            910,441    $ 8,897,295
Shares issued on reinvestment of distributions.............      54,811         529,055            100,468        976,732
Shares redeemed............................................    (335,120)     (3,236,159)          (555,304)    (5,410,650)
                                                             ------------------------------------------------------------
Net increase...............................................      95,799    $    930,815            455,605    $ 4,463,377
                                                             ============================================================

                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                             ------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES        AMOUNT
                                                             ------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold................................................     200,759    $  1,949,232            957,957    $ 9,380,180
Shares issued on reinvestment of distributions.............       5,182          49,921             18,458        178,859
Shares redeemed............................................  (1,256,415)    (12,141,455)        (1,080,092)   (10,529,078)
                                                             ------------------------------------------------------------
Net decrease...............................................  (1,050,474)   $(10,142,302)          (103,677)   $  (970,039)
                                                             ============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

                                                                              19

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively, for costs incurred in marketing the Fund's Class A and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1999, unreimbursed cost were $106,502. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $7,472 and $4,859, respectively.

Legal fees of $24,410 were paid to a law firm in which a partner is an officer of the Trust.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $    404,648
Unrealized depreciation.....................................     (17,997,635)
                                                                ------------
Net unrealized depreciation.................................    $(17,592,987)
                                                                ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $109,757,947 and $126,585,359, respectively.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values

 20

PAGE


TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (unaudited) (continued)

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of February 28, 1999, the Fund had the following forward foreign exchange contracts outstanding:

                                                                                    IN        SETTLEMENT        UNREALIZED
                          CONTRACTS TO SELL:                                   EXCHANGE FOR      DATE              LOSS
                          ------------------                                   -------------------------------------------
1,605,000  European Unit...............................................  U.S.   $1,770,026     4/02/99    U.S.   $     --
      Net unrealized loss on offsetting forward exchange contract......                                           (15,735)
                                                                                                                 --------
        Net unrealized loss on forward exchange contract...............                                   U.S.   $(15,735)
                                                                                                                 --------
                                                                                                                 --------

                                                                              21

PAGE

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PAGE

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PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH

Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES

Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME

Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME

Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++

Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)


*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.



PAGE



                                                         ----------------------
[LOGO]                                                         Bulk Rate
FRANKLIN TEMPLETON(R)                                        U.S. Postage
Templeton Global Bond Fund                                       PAID
777 Mariners Island Blvd., P.O. Box 7777                 So. San Francisco, CA
San Mateo, CA 94403-7777                                    Permit No. 655
                                                         ----------------------





SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

406 S99 04/99                          [RECYCLE LOGO] Printed on recycled paper